Schedule of Minimum Future Rental Payments (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Capital Lease Obligations
2024	$ 36,692	$ 36,692
Total minimum lease payments	36,692	36,692
Less: Amount represented interest	(438)	(438)
Present value of minimum lease payments and guaranteed residual value	$ 36,254	$ 36,254